Fair Value Measurements - Summary of Financial Assets and Liabilities Measured and Recorded at Fair Value on Recurring Basis (Detail)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)
Assets:
Short-term investments Monetary wealth management products			¥ 300,000,000
Liabilities:
Guarantee liabilities	¥ 302,604,578	$ 44,012,010	46,981,325
Observable Input (Level 2) [Member]
Assets:
Short-term investments Monetary wealth management products			300,000,000
Non-Observable Input (Level 3) [Member]
Liabilities:
Guarantee liabilities	¥ 302,604,578	$ 44,012,010	¥ 46,981,325